Schedule of Revenues from External Customers (Details) (USD $)	6 Months Ended
Jul. 31, 2013
Organization And Nature Of Business Schedule Of Revenues From External Customers 1	$ 142,305
Organization And Nature Of Business Schedule Of Revenues From External Customers 2	29,175
Organization And Nature Of Business Schedule Of Revenues From External Customers 3	193,235
Organization And Nature Of Business Schedule Of Revenues From External Customers 4	41,227
Organization And Nature Of Business Schedule Of Revenues From External Customers 5	61,480
Organization And Nature Of Business Schedule Of Revenues From External Customers 6	36,447
Organization And Nature Of Business Schedule Of Revenues From External Customers 7	104,116
Organization And Nature Of Business Schedule Of Revenues From External Customers 8	51,081
Organization And Nature Of Business Schedule Of Revenues From External Customers 9	203,785
Organization And Nature Of Business Schedule Of Revenues From External Customers 10	65,622
Organization And Nature Of Business Schedule Of Revenues From External Customers 11	297,351
Organization And Nature Of Business Schedule Of Revenues From External Customers 12	$ 92,308